Investments in joint ventures and associates - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of associates [line items]
Impairment	£ 303	£ 0
National Grid Ventures
Disclosure of associates [line items]
Impairment	£ 303
Emerald Energy Venture LLC
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	51.00%
Joint Ventures and Associates
Disclosure of associates [line items]
Capital commitments	£ 635	£ 1,286